Risk Management and Financial Instruments - Schedule of Sensitivity Analysis Fair Value Asset and Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	$ 702,921	$ 1,090,772
Fair value (Asset)	814,994	1,150,685
Fair value (Liability)	(936,290)	(1,285,134)
Fair value	(121,296)	(134,449)
Swap contract [member] | IPCA [Member] | 2027 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	183,960	158,004
Fair value (Asset)	205,686	162,453
Fair value (Liability)	(219,908)	(171,479)
Fair value	(14,222)	(9,026)
Swap contract [member] | IPCA [Member] | 2031 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		189,071
Fair value (Asset)		212,403
Fair value (Liability)		(224,840)
Fair value		(12,437)
Swap contract [member] | IPCA [Member] | 2032 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	132,021	183,123
Fair value (Asset)	155,844	192,464
Fair value (Liability)	(181,597)	(216,650)
Fair value	(25,753)	(24,186)
Swap contract [member] | IPCA [Member] | 2024 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	146,155	127,416
Fair value (Asset)	153,138	124,373
Fair value (Liability)	(166,492)	(135,650)
Fair value	(13,354)	(11,277)
Swap contract [member] | IPCA [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	240,785	189,239
Fair value (Asset)	300,326	215,192
Fair value (Liability)	(368,293)	(263,254)
Fair value	(67,967)	(48,062)
Swap contract [member] | IPCA [Member] | 2038 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		142,320
Fair value (Asset)		143,557
Fair value (Liability)		(159,263)
Fair value		(15,706)
Swap contract [member] | IPCA [Member] | 2039 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		20,854
Fair value (Asset)		20,363
Fair value (Liability)		(21,830)
Fair value		(1,467)
Swap contract [member] | IPCA [Member] | 2044 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		80,745
Fair value (Asset)		79,880
Fair value (Liability)		(92,168)
Fair value		$ (12,288)